Significant related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Directorships

Name of entity	Type	Keith Liddell
Lifezone Asia-Pacific Pty Ltd	Subsidiary	●
Simulus Pty Ltd	Subsidiary	●
The Simulus Group Pty Ltd	Subsidiary	●
Kabanga Holdings Limited	Subsidiary	●
Romanex International Limited	Subsidiary	●
Tembo Nickel Mining Company Limited	Subsidiary	●
Tembo Nickel Refining Company Limited	Subsidiary	●
Tembo Nickel Corp. Limited	Subsidiary	●

Schedule of Remuneration of key Management Personnel

	2024	2023	2022
	$	$	$
Salary, wages and consultancy fees [1]	4,187,722	3,651,073	2,554,359
Bonuses [1]	305,473	512,524	2,137,721
Post-employment benefits (pension)	116,150	125,591	361,955
Total remuneration	4,609,345	4,289,188	5,054,035
[1] The amounts disclosed include expenses incurred during the reporting period in connection to the employment of and consulting agreements entered into with key management personnel.

Schedule of Share Based Earnouts to Key Management Personnel

	2024	2023	2022
	$	$	$
Share-based expense - Lifezone Holdings shareholder earnout	-	110,611,407	-
Share-based payment expense - restricted stock units [2]	5,152,163	-	-
Total	5,152,163	110,611,407	-
[2] Amounts include vested RSUs only. The fair value of unvested RSUs granted to key management personnel during the year ended December 31, 2024, was $7,043,667.

Schedule of Employment of and Existing Consulting Agreements

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer (joined June 29, 2023)
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer (joined March 1, 2023)
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (joined October 10, 2023)

Schedule of Consultancy Fees and Bonuses

Consultancy fees and bonuses
Engagement Party	Related Person	Engagement with	2024	2023	commenced	ended
Transition Resources Limited	Anthony von Christierson	LZL	-	163,193	March 21, 2022	July 31, 2023
Atlas Sustainability	Natasha Liddell	KNL	59,775	-	April 29, 2024	September 27, 2024
Airvolution Co. Limited	Mike Adams	LZL/LZSL	600,671	625,935	July 1, 2022
LZ Advisory LLC	Christopher Showalter	LZL	231,532	957,682	March 15, 2022	April 30, 2024
Southern Prospecting (UK) Limited	Chris von Christierson	LZL	-	68,819	April 3, 2019	August 31, 2023
Keshel Consult Limited	Keith Liddell	LZL	-	391,735	March 15, 2022	June 30, 2023
Keith Liddell	Keith Liddell	LZL	739,898	132,048	July 7, 2023
Integrated Finance WA PTY Ltd	Charles Liddell	LZL	3,465	37,345	March 23, 2022	December 31, 2023
NewVision Metals PTE. Limited	Gerick Mouton	LZL/LZSL	479,717	425,000	June 2, 2022
EJMY Consulting	Evan Young	LZL/LZSL	192,829	42,117	October 10, 2023	November 3 2024
			2,307,887	2,843,874
RSUs (granted and vested)
Engagement Party	Related Person	Engagement with	2024	2023	commenced	ended
Airvolution Co. Limited	Mike Adams	LZL/LZSL	768,000	-	July 1, 2022
NewVision Metals PTE. Limited	Gerick Mouton	LZL/LZSL	768,000	-	June 2, 2022
EJMY Consulting	Evan Young	LZL/LZSL	32,160	-	October 10, 2023	November 3, 2024
			1,568,160	-

Total compensation to consultants			3,876,047	2,843,874

Family members of significant shareholders who are employed by Lifezone:

	Engagement with	2024	2023
Wages and Bonuses
Natasha Liddell [1]	LZAP	87,709	320,195
Simon Liddell	LZAP	313,561	284,047
Jonathan Adams	LZAP	133,721	-
Anthony von Christierson [2]	LZSL	335,827	122,386
		870,818	726,628

RSUs (granted and vested)		2024	2023
Natasha Liddell [1]	LZAP	768,000	-
Simon Liddell	LZAP	511,840	-
Anthony von Christierson [2]	LZSL	768,000	-
		2,047,840	-

Total		2,918,658	726,628

RSU amounts are based on the fair value at grant date (see Note 26 for details).
[1] Resigned on February 16, 2024
[2] Employee since August 1, 2023
Related party revenue
Lifezone had sales to related parties as follows:

	2024	2023	2022
	$	$	$
Transactions with joint ventures
Kellplant Proprietary Ltd	-	129,680	1,510,830
Kelltechnology SA Proprietary Ltd	-	684,407	1,344,039
Consulting and management fee revenue	-	814,087	2,854,869
Revenue is attributable to hydrometallurgical consulting related to mineral beneficiation operations of joint ventures. LZL has a 50% interest in Kelltech, a joint venture with SRL. LZL has an indirect 33.33% interest in Kelltechnology SA Proprietary Ltd ("KTSA"), a subsidiary of Kelltech, and Kellplant, a wholly owned subsidiary of KTSA as disclosed in detail in Note 29.

Schedule of Related Parties

Family members of significant shareholders who are employed by Lifezone:

	Engagement with	2024	2023
Wages and Bonuses
Natasha Liddell [1]	LZAP	87,709	320,195
Simon Liddell	LZAP	313,561	284,047
Jonathan Adams	LZAP	133,721	-
Anthony von Christierson [2]	LZSL	335,827	122,386
		870,818	726,628

RSUs (granted and vested)		2024	2023
Natasha Liddell [1]	LZAP	768,000	-
Simon Liddell	LZAP	511,840	-
Anthony von Christierson [2]	LZSL	768,000	-
		2,047,840	-

Total		2,918,658	726,628

RSU amounts are based on the fair value at grant date (see Note 26 for details).

Schedule of Sales to Related Parties
Lifezone had sales to related parties as follows:

	2024	2023	2022
	$	$	$
Transactions with joint ventures
Kellplant Proprietary Ltd	-	129,680	1,510,830
Kelltechnology SA Proprietary Ltd	-	684,407	1,344,039
Consulting and management fee revenue	-	814,087	2,854,869

Schedule of Receivables Due from Related Parties
Lifezone had receivables due from related parties as at:

	December 31, 2024	December 31 2023
	$	$
Balances with related parties
BHP	23,133	-
KTSA	-	1,433,243
Total	23,133	1,433,243

Balances with management personnel
Related party receivables - Interest free	75,000	75,000
Total	75,000	75,000

Total related party receivables	98,133	1,508,243

	December 31 2024	December 31 2023
	$	$
Balances with management personnel
Related party payables	125,329	132,048
Total	125,329	132,048